NOTE 9 - CONVERTIBLE NOTES - Summary of Convertible Notes (Details) - USD ($)							1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 09, 2020	Oct. 08, 2020	Mar. 12, 2020	Feb. 13, 2020	Jan. 08, 2020	Dec. 13, 2019	Aug. 31, 2020	Aug. 18, 2020	Jul. 17, 2020	Feb. 19, 2020	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 18, 2021	Jul. 24, 2021	Jul. 23, 2021	Jul. 17, 2021	Mar. 12, 2021	Feb. 19, 2021	Feb. 13, 2021	Jan. 08, 2021	Dec. 31, 2020	Dec. 09, 2020	Nov. 18, 2020	Sep. 02, 2020	Sep. 01, 2020	Nov. 18, 2019
Short-Term Debt [Line Items]
Debt Instrument, Face Amount							$ 697,500						$ 697,500
Long-Term Debt, Gross							668,500					263,950	668,500
Debt Instrument, Unamortized Discount, Current							$ 29,000					11,250	29,000
Payments of Debt Issuance Costs												30,932	75,849
Proceeds from Debt, Net of Issuance Costs												233,018	$ 592,651
Peak One Opportunity Fund [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Dec. 09, 2019
Debt Instrument, Maturity Date						Dec. 09, 2020							Dec. 09, 2022
Payments of Debt Issuance Costs													$ 11,188
Proceeds from Debt, Net of Issuance Costs						$ 211,500							$ 65,312
E M A Financial [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Nov. 18, 2019
Debt Instrument, Maturity Date							Aug. 18, 2020						Aug. 18, 2020
Debt Instrument, Face Amount																								$ 75,000			$ 250,000
Long-Term Debt, Gross																								68,500
Debt Instrument, Unamortized Discount, Current																								$ 6,500
Payments of Debt Issuance Costs													$ 3,763
Proceeds from Debt, Net of Issuance Costs							$ 228,333						$ 64,737
Peak One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 235,000																	$ 85,000
Long-Term Debt, Gross																							76,500
Debt Instrument, Unamortized Discount, Current																							$ 8,500
Crown Bridge Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Jan. 08, 2020
Debt Instrument, Maturity Date					Jan. 08, 2021								Jan. 08, 2021
Debt Instrument, Face Amount					$ 121,500																$ 40,500
Long-Term Debt, Gross																					36,500
Debt Instrument, Unamortized Discount, Current																					$ 4,000
Payments of Debt Issuance Costs													$ 1,508
Proceeds from Debt, Net of Issuance Costs					$ 109,500								$ 34,992
Auctus Fund [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Dec. 31, 2019
Debt Instrument, Maturity Date													Sep. 30, 2020
Debt Instrument, Face Amount																						$ 75,000
Long-Term Debt, Gross																						75,000
Debt Instrument, Unamortized Discount, Current
Payments of Debt Issuance Costs													$ 15,658
Proceeds from Debt, Net of Issuance Costs													$ 59,342
East Capital Investment Corporation [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Feb. 13, 2020
Debt Instrument, Maturity Date				Feb. 13, 2021									Feb. 13, 2021
Debt Instrument, Face Amount				$ 50,000																$ 50,000
Long-Term Debt, Gross																				50,000
Debt Instrument, Unamortized Discount, Current
Payments of Debt Issuance Costs													$ 6,508
Proceeds from Debt, Net of Issuance Costs													$ 43,492
Fidelis Capital [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Feb. 19, 2020
Debt Instrument, Maturity Date										Feb. 19, 2021			Feb. 19, 2021
Debt Instrument, Face Amount										$ 50,000									$ 50,000
Long-Term Debt, Gross																			50,000
Debt Instrument, Unamortized Discount, Current
Payments of Debt Issuance Costs													$ 6,513
Proceeds from Debt, Net of Issuance Costs													$ 43,487
Armada Capital Partners L L C [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Mar. 12, 2020
Debt Instrument, Maturity Date			Mar. 12, 2021										Mar. 12, 2021
Debt Instrument, Face Amount			$ 38,500															$ 38,500
Long-Term Debt, Gross																		35,000
Debt Instrument, Unamortized Discount, Current																		$ 3,500
Payments of Debt Issuance Costs													$ 2,008
Proceeds from Debt, Net of Issuance Costs													$ 32,992
E M A Financial Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Jul. 17, 2020
Debt Instrument, Maturity Date									Jul. 17, 2021				Jul. 17, 2021
Debt Instrument, Face Amount									$ 50,000								$ 50,000
Long-Term Debt, Gross																	47,500
Debt Instrument, Unamortized Discount, Current																	$ 2,500
Payments of Debt Issuance Costs													$ 4,513
Proceeds from Debt, Net of Issuance Costs													$ 42,987
Crown Bridge Partners Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Jul. 23, 2020
Debt Instrument, Maturity Date													Jul. 23, 2021
Debt Instrument, Face Amount																$ 40,500
Long-Term Debt, Gross																36,500
Debt Instrument, Unamortized Discount, Current																$ 4,000
Payments of Debt Issuance Costs													$ 2,208
Proceeds from Debt, Net of Issuance Costs													$ 34,292
Power Up Lending One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Jul. 24, 2020
Debt Instrument, Maturity Date													Jul. 24, 2021
Debt Instrument, Face Amount															$ 130,000
Long-Term Debt, Gross															130,000
Debt Instrument, Unamortized Discount, Current
Payments of Debt Issuance Costs													$ 13,921
Proceeds from Debt, Net of Issuance Costs													$ 116,079
Power Up Lending Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date													Aug. 18, 2020
Debt Instrument, Maturity Date								Aug. 18, 2021					Aug. 18, 2021
Debt Instrument, Face Amount								$ 63,000						$ 63,000
Long-Term Debt, Gross														63,000
Debt Instrument, Unamortized Discount, Current
Payments of Debt Issuance Costs													$ 8,061
Proceeds from Debt, Net of Issuance Costs													$ 54,939
Jefferson Street One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date												Sep. 01, 2020
Debt Instrument, Maturity Date											Sep. 01, 2021	Sep. 01, 2021
Debt Instrument, Face Amount																									$ 82,500
Long-Term Debt, Gross																									75,000
Debt Instrument, Unamortized Discount, Current																									7,500
Payments of Debt Issuance Costs												$ 6,051
Proceeds from Debt, Net of Issuance Costs												$ 68,949
First Fire Global One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date												Sep. 01, 2020
Debt Instrument, Maturity Date											Jun. 01, 2021	Jun. 01, 2021
Debt Instrument, Face Amount																									$ 75,000	$ 75,000
Long-Term Debt, Gross																										71,250
Debt Instrument, Unamortized Discount, Current																										$ 3,750
Payments of Debt Issuance Costs												$ 9,752
Proceeds from Debt, Net of Issuance Costs												$ 61,498
Power Up Lending Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date												Oct. 08, 2020
Debt Instrument, Maturity Date		Oct. 08, 2021										Oct. 08, 2021
Debt Instrument, Face Amount		$ 55,000
Long-Term Debt, Gross		55,000
Debt Instrument, Unamortized Discount, Current
East Capital Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date												Oct. 09, 2020
Debt Instrument, Maturity Date	Oct. 09, 2021											Oct. 09, 2021
Debt Instrument, Face Amount	$ 62,700
Long-Term Debt, Gross																				62,700
Debt Instrument, Unamortized Discount, Current
Payments of Debt Issuance Costs												$ 7,708
Proceeds from Debt, Net of Issuance Costs												54,992
Total [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount												$ 275,200